Derivatives and hedge activities (Tables)	12 Months Ended
Dec. 31, 2022
Derivatives And Hedge Activities
Schedule of derivative financial instrument liabilities

	2022	2021

Non-current assets
Swaps instruments before hedging	—	1,308
Total non-current derivative financial instrument assets	—	1,308

Non-current liabilities
Interest rate swaps - cash flow hedges
Itaú Unibanco S.A. EUR	2,554	—
Itaú Unibanco S.A. USD	972	—
Derivative warrants liabilities	2,886	—
Total non-current derivative financial instrument liabilities	6,412	—

Schedule of profit or loss on derivative

	2022	2021

Gain on derivative financial instruments	21,160	6,080

Schedule of warrant obligations

	Public Warrants	Private Placement Warrants	Total

Initial recognition at August 3, 2022	17,576	10,698	28,274
Change in fair value	(15,781)	(9,606)	(25,387)
Balance at December 31, 2022	1,795	1,092	2,886

Schedule of financial position and performance
					2022
	Hedge item			Hedge instrument
	Book value
	Assets	Liabilities	Variation in value recognized in income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness

Strategies
Interest rate and foreign exchange risk
Swap-NDF	—	21,010	1,507	27,188	(2,831)
Total	—	21,010	1,507	27,188	(2,831)

Schedule of hedging instruments

Cost of Hedging reserve

Change in fair value of hedging instrument recognized in OCI	3,341
Closing balance as of December 31, 2022	3,341